NATURE OF OPERATIONS (Details) $ / shares in Units, $ in Thousands, shares in Millions			12 Months Ended
	Aug. 30, 2021 $ / shares shares	Jul. 30, 2021 $ / shares shares	Dec. 31, 2022 USD ($) country product	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 30, 2023 USD ($)	Jul. 29, 2021	Jul. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product			300
Number of countries products are grown and sourced | country			30
Number of countries products are distributed to | country			75
Underwriting fees and other issuance costs				$ 29,600
Net proceeds from issuance of shares			$ 0	398,876	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Vegetables Transaction | Fresh Express | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Sale of division						$ 293,000
IPO
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued (in shares) | shares		25.0
Price per share of shares issued (in USD per share) | $ / shares		$ 16.00
Gross proceeds from issuance of shares				428,500
Underwriting fees and other issuance costs				29,600
Net proceeds from issuance of shares				$ 398,900
Over-Allotment Option
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued (in shares) | shares	1.8
Price per share of shares issued (in USD per share) | $ / shares	$ 16.00
Total Produce | Dole plc
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity interest prior to acquisition							82.50%
C&C Parties | Dole plc
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity interest prior to acquisition							17.50%
Legacy Dole | Total Produce
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership percentage				45.00%				45.00%